Note 18 Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		€ 818	€ 910	€ 4,955
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		41	(88)	(208)
Impairment loss recognised in profit or loss, goodwill		0	(4)	(2,097)
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	(1,740)
Increase (decrease) through transfers and other changes, intangible assets and goodwill		(152)	0	0
Goodwill at end of period		707	818	910
UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[1]	0	0	3,846
Additional recognition, goodwill	[1]	0	0	0
Increase (decrease) through net exchange differences, goodwill	[1]	0	0	(22)
Impairment loss recognised in profit or loss, goodwill	[1]	0	0	(2,084)
Increase Decrease Through Companies In The Process Of Sale Goodwill	[1]	0	0	(1,740)
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[1]	0	0	0
Goodwill at end of period	[1]	0	0	0
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		504	478	550
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		55	26	(72)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			0	0
Goodwill at end of period		559	504	478
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[2]	152	254	346
Additional recognition, goodwill	[2]	0	0	0
Increase (decrease) through net exchange differences, goodwill	[2]	0	(102)	(92)
Impairment loss recognised in profit or loss, goodwill	[2]	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	[2]	0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[2]	(152)	0	0
Goodwill at end of period	[2]	0	152	254
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		134	143	164
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(16)	(9)	(21)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill			0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		118	134	143
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		24	27	27
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		1	(3)	0
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		25	24	27
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		4	8	22
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		1	0	(1)
Impairment loss recognised in profit or loss, goodwill		0	(4)	(13)
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		€ 5	€ 4	€ 8

[1]	(1) Since the USA sale agreement, the United States is no longer considered a CGU (see Note 3).
[2]	(2) As a result of the application of IAS 29, as indicated in Note 2.2.19, the book value of the Turkish CGU exceeded the existing recoverable value as of December 31, 2021, and as a consequence the goodwill as well as other intangible assets (see Note 18.2) assigned to the Turkish CGU were derecognized.